Investments in associates/Asset classified as held for sale - Schedule of summarized financial information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Non-current assets	€ 196,685	€ 231,520
Current assets	424,660	585,832
Non-current liabilities	116	69
Current liabilities	277,392	368,979
Revenue	361,303	348,086	€ 110,321
TOTAL COMPREHENSIVE INCOME/(LOSS)	(143,174)	(76,097)	€ (62,033)
BliNK Biomedical SAS
Disclosure of associates [line items]
Non-current assets	1	2
Current assets	4,903	4,782
Non-current liabilities	209	209
Current liabilities	28	93
Revenue	266	267
Profit/(Loss) from continuing operations	212	(16)
TOTAL COMPREHENSIVE INCOME/(LOSS)	€ 212	€ (16)